VictoryShares Free Cash Flow ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares Free Cash Flow ETF | VictoryShares Free Cash Flow ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0